Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 14, 2024	Dec. 21, 2023
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.10	$ 0.10	$ 0.20	$ 0.20
Stock repurchase program, authorized amount					$ 200.0	$ 50.0
Common shares repurchased (in shares)	5,484,838	1,932,418	6,923,116	2,290,020
Cost of shares repurchased, inclusive of commissions	$ 88.7	$ 33.7	$ 110.8	$ 38.7
Unutilized amount of the share repurchase authorization	$ 33.8		$ 33.8
Fidelis Partnership
Capital Unit [Line Items]
Common shares repurchased (in shares)	541,639	154,725	677,723	154,725
Cost of shares repurchased, inclusive of commissions	$ 8.8	$ 2.7	$ 10.9	$ 2.7
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Common shares repurchased (in shares)	3,109,452
Cost of shares repurchased, inclusive of commissions	$ 50.0